Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Federal
State	(416,810)	(530,143)
Income tax benefit	$ (416,810)	$ (530,143)